Pension Plans and Other Postretirement Benefits Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligation
The following tables outline the change in benefit obligations and plan assets over the comparable periods:

In millions	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$796	$694
Acquisition	8	—
Service cost	—	1
Interest cost	31	32
Actuarial loss	45	119
Benefit payments	(36)	(41)
Settlements	—	(9)
Benefit obligation at end of year	$844	$796

Schedule of Changes in Fair Value of Plan Assets

In millions	2015	2014
Change in plan assets:
Fair value of plan assets at the beginning of the year	$635	$568
Acquisitions	5	—
Actual return on plan assets	(13)	75
Employer contributions	22	42
Benefit payments	(36)	(41)
Settlements	—	(9)
Fair value of plan assets at the end of the year	613	635

Funded status	$(231)	$(161)

Schedule of Net Benefit Costs
The components of net periodic benefit costs for the years ended December 31, 2015, 2014 and 2013 are shown below:

In millions	2015	2014	2013
Components of net periodic benefit cost:
Interest cost	$31	$32	$30
Expected return on plan assets	(33)	(31)	(34)
Amortization of net loss	21	16	22
Settlement loss	—	3	—
Service cost	—	1	1
Net periodic pension cost	$19	$21	$19

Schedule of Allocation of Plan Assets
The following tables show the fair value allocation of plan assets by asset category as of December 31, 2015 and 2014.

In millions	Fair value of plan assets at December 31, 2015
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$10	$—	$—	$10
Fixed income funds	4	484	—	488
Equity mutual funds	115	—	—	115
Total assets at fair value	$129	$484	$—	$613

	Fair value of plan assets at December 31, 2014
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$7	$—	$—	$7
Fixed income funds	—	514	—	514
Equity mutual funds	84	30	—	114
Total assets at fair value	$91	$544	$—	$635

Schedule of Expected Benefit Payments
The Company estimates the following future benefit payments which are calculated using the same actuarial assumptions used to measure the benefit obligation as of December 31, 2015:

In millions
2016	$37
2017(1)	39
2018	51
2019	50
2020	49
Thereafter	250
(1) Excludes any payments associated with the ultimate settlement of the terminated plan discussed above.